Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Common shares, authorized	500,000,000	500,000,000
Common shares, issued	20,820,000	56,070,000
Common shares, outstanding	20,820,000	20,070,000
Treasury stock, shares		36,000,000